Consolidated statements of changes in equity (Statement) - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of changes in equity [abstract]
Deferred income taxes	$ 0	$ 247